UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Investment Grade Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

2.28.2011

John Hancock Investment Grade Bond Fund
As of February 28, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government & Agency Obligations 37.03%				$56,864,348

(Cost $56,848,521)

U.S. Government 8.75%				13,440,333

U.S. Treasury
Bond	4.250	11/15/40	$4,455,000	4,272,621
Bond	4.375	05/15/40	185,000	181,330
Note	0.750	12/15/13	1,195,000	1,184,544
Note	1.250	09/30/15	2,745,000	2,660,934
Note	2.000	01/31/16	2,620,000	2,607,717
Note	3.625	02/15/21	2,490,000	2,533,187

U.S. Government Agency 28.28%				43,424,015

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru Ctf	4.000	08/01/40	966,000	952,277
30 Yr Pass Thru Ctf	4.000	09/01/40	2,419,203	2,384,837
30 Yr Pass Thru Ctf	6.500	06/01/37	42,943	47,852
30 Yr Pass Thru Ctf	6.500	10/01/37	82,178	91,572
30 Yr Pass Thru Ctf	6.500	11/01/37	158,472	176,933
30 Yr Pass Thru Ctf	6.500	12/01/37	75,230	83,829
30 Yr Pass Thru Ctf	6.500	12/01/37	50,625	56,411
30 Yr Pass Thru Ctf	6.500	02/01/38	31,493	35,162
30 Yr Pass Thru Ctf	6.500	03/01/38	155,138	172,872
30 Yr Pass Thru Ctf	6.500	04/01/38	90,616	100,974
30 Yr Pass Thru Ctf	6.500	04/01/39	1,308,861	1,458,474
30 Yr Pass Thru Ctf	6.500	04/01/39	1,473,658	1,642,109
30 Yr Pass Thru Ctf	6.500	09/01/39	134,883	150,301
Federal National Mortgage Association
15 Yr Pass Thru Ctf	4.000	01/01/24	457,535	471,342
15 Yr Pass Thru Ctf	4.000	07/01/24	2,535,994	2,609,350
15 Yr Pass Thru Ctf	4.000	07/01/24	2,442,719	2,513,377
15 Yr Pass Thru Ctf	4.500	03/01/26	1,515,000	1,588,633
30 Yr Pass Thru Cft	5.000	11/01/33	1,269,359	1,337,877
30 Yr Pass Thru Ctf	4.000	10/01/40	3,804,850	3,760,312
30 Yr Pass Thru Ctf	5.000	09/01/40	2,738,122	2,868,809
30 Yr Pass Thru Ctf	5.500	09/01/34	2,658,396	2,858,838
30 Yr Pass Thru Ctf	5.500	02/01/36	3,167,908	3,404,787
30 Yr Pass Thru Ctf	5.500	12/01/36	4,190,663	4,493,541
30 Yr Pass Thru Ctf (P)	5.850	03/01/14	1,177	1,238
30 Yr Pass Thru Ctf (P)	5.850	06/01/14	6,763	7,115
30 Yr Pass Thru Ctf	6.500	09/01/36	378,278	421,696
30 Yr Pass Thru Ctf	6.500	09/01/37	564,993	632,931
30 Yr Pass Thru Ctf	6.500	01/01/39	3,348,177	3,732,470
30 Yr Pass Thru Ctf	6.500	03/01/39	138,536	155,108
30 Yr Pass Thru Ctf	6.500	06/01/39	953,118	1,066,684
Government National Mortgage Association
15 Yr Pass Thru Ctf	7.500	04/15/13	5,431	5,737
30 Yr Pass Thru Ctf	4.500	02/15/39	1,885,675	1,951,091
30 Yr Pass Thru Ctf	4.500	03/15/39	937,207	969,719
30 Yr Pass Thru Ctf	4.500	03/15/39	1,178,861	1,219,757

1

John Hancock Investment Grade Bond Fund
As of February 28, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 37.42%				$57,453,112

(Cost $53,298,259)

Consumer Discretionary 2.67%				4,104,716

Auto Components 0.16%
BorgWarner, Inc.	5.750	11/01/16	$230,000	246,135

Auto Manufacturers 0.25%
Volvo Treasury AB(S)	5.950	04/01/15	350,000	382,409

Automobiles 0.31%
Hyundai Capital Services, Inc.(S)	6.000	05/05/15	270,000	290,082
Hyundai Capital Services, Inc.(S)	4.375	07/27/16	185,000	185,806

Hotels, Restaurants & Leisure 0.20%
Seminole Indian Tribe of Florida(S)	6.535	10/01/20	315,000	310,281

Internet & Catalog Retail 0.22%
Expedia, Inc.	5.950	08/15/20	335,000	338,769

Media 1.53%
CBS Corp.	7.875	07/30/30	240,000	279,891
CBS Corp.	5.900	10/15/40	165,000	156,389
DIRECTV Holdings LLC	6.350	03/15/40	165,000	168,286
Grupo Televisa SA	6.625	01/15/40	205,000	218,058
News America Holdings, Inc.	9.500	07/15/24	600,000	810,685
News America, Inc.(S)	6.150	02/15/41	165,000	167,716
Time Warner Cable, Inc.	6.750	07/01/18	330,000	378,814
United Business Media, Ltd.(S)	5.750	11/03/20	180,000	171,395

Consumer Staples 1.34%				2,059,644

Beverages 0.04%
PepsiCo, Inc.	7.900	11/01/18	49,000	62,119

Food & Staples Retailing 0.36%
CVS Caremark Corp. (6.302% to 06/01/2012, then 3 month
LIBOR + 2.065%)	6.302	06/01/37	560,000	551,600

Food Products 0.37%
Bunge Ltd. Finance Corp.	8.500	06/15/19	205,000	243,383
Bunge Ltd. Finance Corp.	5.350	04/15/14	310,000	324,695

Tobacco 0.57%
Lorillard Tobacco Company	6.875	05/01/20	370,000	383,294
Philip Morris International, Inc.	5.650	05/16/18	440,000	494,553

Energy 2.98%				4,576,753

Gas Utilities 0.23%
DCP Midstream LLC(S)	9.750	03/15/19	275,000	355,927

Oil, Gas & Consumable Fuels 2.75%
Anadarko Petroleum Corp.	6.375	09/15/17	330,000	367,816
Energy Transfer Partners LP	9.700	03/15/19	215,000	282,233
Enterprise Products Operating LLC	6.650	04/15/18	565,000	648,299
Enterprise Products Operating LLC	6.500	01/31/19	475,000	540,021
Kerr-McGee Corp.	6.950	07/01/24	215,000	240,904
Kinder Morgan Energy Partners LP	7.750	03/15/32	115,000	133,838
Marathon Petroleum Corp.(S)	6.500	03/01/41	170,000	172,226
Motiva Enterprises LLC(S)	6.850	01/15/40	165,000	191,181

2

John Hancock Investment Grade Bond Fund
As of February 28, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Energy (continued)

NuStar Logistics LP	7.650	04/15/18	$305,000	$355,690
NuStar Logistics LP	4.800	09/01/20	150,000	146,426
Spectra Energy Capital LLC	6.200	04/15/18	185,000	205,988
TransCanada Pipelines, Ltd. (6.350% to 05/15/2017, then 3
month LIBOR + 2.210%)	6.350	05/15/67	295,000	299,836
Williams Partners LP	7.250	02/01/17	545,000	636,368

Financials 21.29%				32,685,213

Capital Markets 2.33%
Credit Suisse AG/Guernsey (3 month LIBOR + 0.690% to
05/29/17, then 3 month LIBOR + 1.690%)	999.990	- (Q)	350,000	266,326
Credit Suisse New York	5.300	08/13/19	260,000	273,878
Credit Suisse New York	4.375	08/05/20	390,000	379,835
Jefferies Group, Inc.	8.500	07/15/19	105,000	124,184
Jefferies Group, Inc.	6.875	04/15/21	530,000	568,120
Macquarie Group, Ltd.(S)	7.300	08/01/14	170,000	189,644
Macquarie Group, Ltd.(S)	6.000	01/14/20	225,000	227,166
Morgan Stanley	7.300	05/13/19	315,000	358,734
The Goldman Sachs Group, Inc.	6.750	10/01/37	605,000	620,098
The Goldman Sachs Group, Inc.	6.150	04/01/18	520,000	569,649

Commercial Banks 3.75%
Australia & New Zealand Banking Group, Ltd.(S)	4.875	01/12/21	330,000	335,591
Barclays Bank PLC	5.140	10/14/20	205,000	194,572
BNP Paribas	5.000	01/15/21	260,000	262,146
BPCE SA (12.500% to 09/30/2019, then 3 month LIBOR +
12.980%)(S)	12.500	- (Q)	157,000	176,711
Chuo Mitsui Trust & Banking Company, Ltd. (5.506% to
04/15/2015, then 3 month LIBOR + 2.490%)(S)	5.506	- (Q)	370,000	377,400
Commonwealth Bank of Australia(S)	5.000	03/19/20	320,000	332,787
First Tennessee Bank NA	5.050	01/15/15	245,000	250,638
Huntington Bancshares, Inc.	7.000	12/15/20	55,000	60,206
ICICI Bank, Ltd.(S)	5.750	11/16/20	305,000	293,825
Lloyds TSB Bank PLC	6.375	01/21/21	270,000	279,316
National City Bank(P)	0.680	06/07/17	400,000	361,432
Regions Financial Corp.	7.750	11/10/14	290,000	309,575
Regions Financial Corp.(P)	0.472	06/26/12	170,000	161,828
Santander Issuances SA (6.500% to 11/15/2014, then 3
month LIBOR + 3.920%)(S)	6.500	08/11/19	300,000	305,850
Silicon Valley Bank	6.050	06/01/17	295,000	310,288
State Bank of India/London(S)	4.500	07/27/15	230,000	233,171
The Royal Bank of Scotland Group PLC	4.875	03/16/15	200,000	207,343
Wachovia Bank NA	6.600	01/15/38	445,000	502,527
Wachovia Bank NA	5.850	02/01/37	235,000	241,713
Wells Fargo & Company	3.676	06/15/16	225,000	229,889
Wells Fargo Bank NA	5.750	05/16/16	300,000	331,624

Consumer Finance 1.03%
American Express Company	7.000	03/19/18	385,000	452,080
Capital One Financial Corp.	6.150	09/01/16	415,000	448,051
Discover Bank	7.000	04/15/20	180,000	198,511
Discover Financial Services	10.250	07/15/19	375,000	485,533

Diversified Financial Services 7.15%
Bank of America Corp.	6.500	08/01/16	200,000	224,466
Bank of America Corp.	5.650	05/01/18	400,000	422,686

3

John Hancock Investment Grade Bond Fund
As of February 28, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

Bank of America NA	6.000	10/15/36	$250,000	$243,916
Bank of America NA	5.300	03/15/17	95,000	99,003
Beaver Valley Funding	9.000	06/01/17	708,000	791,601
Citigroup, Inc.	6.375	08/12/14	510,000	569,042
Citigroup, Inc.	6.125	11/21/17	450,000	496,429
Citigroup, Inc.	5.850	12/11/34	215,000	211,036
Crown Castle Towers LLC(S)	6.113	01/15/20	250,000	271,434
Crown Castle Towers LLC(S)	4.883	08/15/20	530,000	531,403
ERAC USA Finance LLC(S)	6.375	10/15/17	220,000	247,062
General Electric Capital Corp.	6.000	08/07/19	245,000	270,720
General Electric Capital Corp.	5.625	05/01/18	510,000	554,615
General Electric Capital Corp.	5.300	02/11/21	135,000	138,582
General Electric Capital Corp.(P)	0.793	08/15/36	360,000	277,718
GTP Towers Issuer LLC(S)	4.436	02/15/15	305,000	313,321
Harley-Davidson Funding Corp.(S)	6.800	06/15/18	170,000	185,460
Harley-Davidson Funding Corp.(S)	5.750	12/15/14	165,000	175,546
International Lease Finance Corp.(S)	7.125	09/01/18	220,000	240,075
JPMorgan Chase & Company	6.000	01/15/18	510,000	567,257
JPMorgan Chase & Company	3.700	01/20/15	175,000	181,119
JPMorgan Chase & Company, Series 1 (7.900% to
04/30/2018, then 3 month LIBOR + 3.470%)	7.900	- (Q)	390,000	424,519
Merrill Lynch & Company, Inc.	7.750	05/14/38	555,000	628,772
Merrill Lynch & Company, Inc.	6.875	04/25/18	510,000	573,703
Rabobank Nederland NV (11.000% to 06/30/2019, then 3
month LIBOR + 10.868%)(S)	11.000	- (Q)	904,000	1,175,200
The Bear Stearns Companies LLC	7.250	02/01/18	435,000	512,506
USB Realty Corp. (6.091% to 01/15/2012, then 3 month
LIBOR + 1.147%)(S)	6.091	- (Q)	300,000	241,125
Woodside Finance, Ltd.(S)	4.500	11/10/14	385,000	406,871

Insurance 3.72%
Aflac, Inc.	8.500	05/15/19	250,000	309,210
Aflac, Inc.	6.900	12/17/39	145,000	159,741
AON Corp.	8.205	01/01/27	85,000	95,043
AXA SA (6.379% to 12/13/2036, then 3 month LIBOR +
2.256%)(S)	6.379	- (Q)	155,000	140,469
Chubb Corp. (6.375% until 04/15/2017, then 3 month LIBOR
+ 2.250%)	6.375	03/29/67	200,000	211,500
CNA Financial Corp.	7.250	11/15/23	325,000	360,890
CNA Financial Corp.	6.500	08/15/16	165,000	181,745
Hartford Financial Services Group, Inc.	6.625	03/30/40	135,000	140,071
Hartford Financial Services Group, Inc.	6.300	03/15/18	280,000	301,900
Liberty Mutual Group, Inc.(S)	7.500	08/15/36	520,000	534,360
Lincoln National Corp.	8.750	07/01/19	220,000	276,979
Lincoln National Corp.	7.000	06/15/40	100,000	114,465
Lincoln National Corp. (6.050% to 04/20/17, then 3 month
LIBOR + 2.040%)	6.050	04/20/67	325,000	310,798
Massachusetts Mutual Life Insurance Company(S)	8.875	06/01/39	135,000	181,708
MetLife, Inc.	10.750	08/01/39	100,000	138,250
New York Life Insurance Company(S)	6.750	11/15/39	215,000	250,231
Prudential Financial, Inc.	6.200	11/15/40	235,000	248,563
Teachers Insurance & Annuity Association of America(S)	6.850	12/16/39	385,000	443,002
Unum Group	7.125	09/30/16	275,000	311,636
UnumProvident Finance Company PLC(S)	6.850	11/15/15	380,000	424,523
W.R. Berkley Corp.	5.600	05/15/15	230,000	243,085

4

John Hancock Investment Grade Bond Fund
As of February 28, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

Willis North America, Inc.	7.000	09/29/19	$305,000	$334,407

Real Estate Investment Trusts 3.31%
BioMed Realty LP	6.125	04/15/20	80,000	84,925
Brandywine Operating Partnership LP	7.500	05/15/15	220,000	249,056
CommonWealth REIT	6.650	01/15/18	280,000	298,546
Dexus Property Group(S)	7.125	10/15/14	310,000	348,588
Duke Realty LP	8.250	08/15/19	195,000	234,951
Duke Realty LP	6.750	03/15/20	305,000	340,693
HCP, Inc.	6.300	09/15/16	215,000	237,716
HCP, Inc.	5.375	02/01/21	430,000	439,178
Health Care REIT, Inc.	6.200	06/01/16	245,000	270,556
Health Care REIT, Inc.	4.950	01/15/21	260,000	253,918
Healthcare Realty Trust, Inc.	6.500	01/17/17	345,000	383,998
Mack-Cali Realty LP	7.750	08/15/19	230,000	276,314
Post Apartment Homes LP	4.750	10/15/17	115,000	110,259
ProLogis	6.625	05/15/18	515,000	569,542
Simon Property Group LP	10.350	04/01/19	230,000	315,745
Vornado Realty LP	4.250	04/01/15	440,000	451,740
WEA Finance LLC/WT Finance Australia Pty, Ltd.(S)	6.750	09/02/19	185,000	211,484

Health Care 0.91%				1,392,537

Health Care Providers & Services 0.30%
Medco Health Solutions, Inc.	7.125	03/15/18	385,000	451,868

Life Sciences Tools & Services 0.09%
Bio-Rad Laboratories, Inc.	4.875	12/15/20	140,000	137,900

Pharmaceuticals 0.52%
Hospira, Inc.	6.050	03/30/17	320,000	357,448
Schering-Plough Corp.	6.000	09/15/17	385,000	445,321

Industrials 2.42%				3,715,690

Aerospace & Defense 0.17%
Embraer Overseas, Ltd.	6.375	01/15/20	240,000	253,200

Airlines 1.13%
Continental Airlines, Inc.	6.648	09/15/17	106,464	112,852
Continental Airlines, Inc.	6.545	02/02/19	124,947	131,819
Continental Airlines, Inc.	5.983	04/19/22	318,325	331,854
Delta Air Lines, Inc.	6.821	08/10/22	400,298	422,314
Delta Air Lines, Inc.	6.200	07/02/18	158,127	167,219
Northwest Airlines, Inc.	7.027	11/01/19	199,798	207,790
Northwest Airlines, Inc.	6.264	11/20/21	352,401	365,616

Building Materials 0.39%
Voto-Votorantim Overseas Trading Operations NV(S)	6.625	09/25/19	285,000	297,113
Voto-Votorantim, Ltd.(S)	6.750	04/05/21	285,000	299,250

Industrial Conglomerates 0.23%
Textron, Inc.	5.600	12/01/17	340,000	355,710

Trading Companies & Distributors 0.27%
GATX Corp.	8.750	05/15/14	365,000	419,782

Transportation Infrastructure 0.23%
Asciano Finance, Ltd.(S)	4.625	09/23/20	375,000	351,171

5

John Hancock Investment Grade Bond Fund
As of February 28, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Information Technology 0.18%				$273,794

IT Services 0.18%
Fiserv, Inc.	6.800	11/20/17	$245,000	273,794

Materials 2.26%				3,465,337

Chemicals 0.15%
Incitec Pivot Finance LLC(S)	6.000	12/10/19	215,000	224,385

Metals & Mining 1.61%
Allegheny Technologies, Inc.	9.375	06/01/19	185,000	230,863
Allegheny Technologies, Inc.	5.950	01/15/21	90,000	95,150
ArcelorMittal	9.850	06/01/19	240,000	308,457
ArcelorMittal	6.750	03/01/41	165,000	163,640
Gerdau Trade, Inc.(S)	5.750	01/30/21	240,000	240,000
Rio Tinto Alcan, Inc.	6.125	12/15/33	285,000	299,566
Teck Resources, Ltd.	10.750	05/15/19	695,000	895,369
Vale Overseas, Ltd.	6.875	11/10/39	220,000	237,280

Paper & Forest Products 0.50%
International Paper Company	9.375	05/15/19	255,000	332,475
International Paper Company	7.950	06/15/18	360,000	438,152

Telecommunication Services 1.21%				1,856,785

Diversified Telecommunication Services 0.85%
BellSouth Corp.	6.550	06/15/34	250,000	262,230
BellSouth Telecommunications, Inc.	6.300	12/15/15	279,494	301,111
Telecom Italia Capital SA	6.175	06/18/14	690,000	734,405

Wireless Telecommunication Services 0.36%
America Movil SAB de CV	5.000	03/30/20	255,000	262,909
SBA Tower Trust(S)	5.101	04/15/17	280,000	296,130

Utilities 2.16%				3,322,643

Electric Utilities 1.47%
Commonwealth Edison Company	5.800	03/15/18	330,000	367,853
FirstEnergy Solutions Corp.	4.800	02/15/15	270,000	284,031
FPL Energy National Wind LLC(S)	5.608	03/10/24	175,666	175,420
Israel Electric Corp., Ltd.(S)	7.250	01/15/19	200,000	212,412
ITC Holdings Corp.(S)	5.500	01/15/20	285,000	298,874
KCP&L Greater Missouri Operations Company	11.875	07/01/12	320,000	358,742
PNPP II Funding Corp.	9.120	05/30/16	129,000	137,913
Teco Finance, Inc.	6.572	11/01/17	200,000	226,892
Waterford 3 Funding Corp.	8.090	01/02/17	201,046	202,651

Independent Power Producers & Energy Traders 0.31%
Allegheny Energy Supply Company LLC(S)	5.750	10/15/19	305,000	313,993
Exelon Generation Company LLC	6.250	10/01/39	165,000	164,968

Multi-Utilities 0.38%
Integrys Energy Group, Inc. (6.110% to 12/01/2016, then 3
month LIBOR + 2.120%)	6.110	12/01/66	395,000	384,138
Wisconsin Energy Corp. (6.250% to 05/15/2017, then 3
month LIBOR + 2.113%)	6.250	05/15/67	195,000	194,756

6

John Hancock Investment Grade Bond Fund
As of February 28, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Convertible Bonds 0.62%				$956,719

(Cost $375,000)

Industrials 0.62%				956,719

Machinery 0.62%
Ingersoll-Rand Company, Ltd.	4.500	04/15/12	$375,000	956,719

Municipal Bonds 0.99%				$1,524,689

(Cost $1,646,373)

California 0.10%				157,529

State of California	7.600	11/01/40	145,000	157,529

Texas 0.89%				1,367,160

University Of Texas	4.794	08/15/46	1,500,000	1,367,160

Collateralized Mortgage Obligations 16.69%				$25,618,282

(Cost $26,975,064)

Commercial & Residential 14.65%				22,483,241

American Tower Trust
Series 2007-1A, Class C (S)	5.615	04/15/37	450,000	477,438
Series 2007-1A, Class D (S)	5.957	04/15/37	420,000	444,818
Banc of America Commercial Mortgage, Inc.
Series 2005-4, Class A5A	4.933	07/10/45	1,500,000	1,594,153
Series 2006-2, Class AM (P)	5.775	05/10/45	355,000	380,644
Series 2006-4, Class AM	5.675	07/10/46	355,000	372,777
Series 2006-3, Class A4 (P)	5.889	07/10/44	825,000	901,677
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-PW14, Class D (S)	5.412	12/11/38	320,000	118,588
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class C (P)	5.222	07/15/44	185,000	167,303
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	5.815	12/10/49	820,000	895,841
Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.828	09/20/46	6,565,329	437,642
First Horizon Alternative Mortgage Securities
Series 2004-AA5, Class B1 (P)	2.382	12/25/34	756,024	72,457
GMAC Mortgage Corp Loan Trust
Series 2004-AR2, Class 3A (P)	3.410	08/19/34	571,638	542,726
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	5.882	07/10/38	355,000	374,553
Series 2007-GG9, Class C (P)	5.554	03/10/39	230,000	169,425
Series 2007-GG9, Class A4	5.444	03/10/39	735,000	785,207
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.763	09/25/35	531,390	486,595
Series 2004-9, Class B1 (P)	3.571	08/25/34	299,956	131,048
Series 2006-AR1, Class 3A1 (P)	5.137	01/25/36	611,981	549,810
Harborview Mortgage Loan Trust
Series 2005-11, Class X IO	2.188	08/19/45	2,058,801	94,536
Series 2005-2, Class X IO	2.256	05/19/35	10,202,421	555,233
Series 2005-8, Class 1X IO	2.266	09/19/35	2,629,140	139,581

7

John Hancock Investment Grade Bond Fund
As of February 28, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Commercial & Residential (continued)

IndyMac Index Mortgage Loan Trust
Series 2004-AR13, Class B1	5.296	01/25/35	$205,935	$24,739
Series 2005-AR18, Class 1X IO	2.217	10/25/36	5,367,295	241,528
Series 2005-AR18, Class 2X IO	1.917	10/25/36	7,093,174	319,193
Series 2005-AR5, Class B1 (P)	2.773	05/25/35	277,408	5,867
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	5.875	04/15/45	515,000	548,273
Series 2007-CB18, Class A4	5.440	06/12/47	725,000	770,444
Series 2005-LDP3, Class A4B (P)	4.996	08/15/42	1,000,000	1,045,350
Series 2005-LDP4, Class B (P)	5.129	10/15/42	1,000,000	920,742
JPMorgan Mortgage Trust
Series 2006-A7, Class 2A5 (P)	5.738	01/25/37	295,968	25,828
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09/15/39	765,000	800,882
Series 2006-C4, Class A4 (P)	5.883	06/15/38	620,000	683,035
Series 2007-C2, Class A3	5.430	02/15/40	770,000	821,743
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4 (P)	5.904	06/12/46	735,000	811,309
MLCC Mortgage Investors, Inc.
Series 2006-3, Class 2A1 (P)	6.000	10/25/36	583,556	545,551
Series 2007-3, Class M1 (P)	5.511	09/25/37	153,412	87,951
Series 2007-3, Class M2 (P)	5.511	09/25/37	59,005	29,358
Series 2007-3, Class M3 (P)	5.511	09/25/37	39,337	17,596
Morgan Stanley Capital I
Series 2007-IQ13, Class A4	5.364	03/15/44	730,000	761,986
Series 2008-HQ8, Class AM (P)	5.436	03/12/44	705,000	750,657
Provident Funding Mortgage Loan Trust
Series 2005-1, Class B1 (P)	2.850	05/25/35	200,189	46,448
Structured Asset Securities Corp.
Series 2003-6A, Class B1 (P)	2.843	03/25/33	250,797	177,841
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.946	03/25/44	576,053	539,667
WaMu Mortgage Pass Through Certificates
Series 2004-AR13, Class X IO	1.505	11/25/34	8,092,206	395,764
Series 2005-AR1, Class X IO	1.582	01/25/45	12,332,160	552,507
Series 2005-AR12, Class 1A2 (P)	2.722	10/25/35	217,290	212,698
Series 2005-AR19, Class B1 (P)	0.962	12/25/45	287,640	37,331
Series 2005-AR4, Class B1 (P)	2.702	04/25/35	935,911	206,278
Series 2005-AR8, Class X IO	1.710	07/25/45	10,387,797	532,713
Series 2006-AR4, Class 1A1B (P)	1.232	05/25/46	288,408	176,998
Series 2005-AR13, Class B1 (P)	0.862	10/25/45	495,588	87,214
Series 2005-AR6, Class B1 (P)	0.862	04/25/45	555,803	92,951
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	5.089	04/25/35	424,611	407,458
Series 2006-AR15, Class A3 (P)	5.416	10/25/36	361,815	113,289

U.S. Government Agency 2.04%				3,135,041

Federal Home Loan Mortgage Corp.
Series 3581, Class IO	6.000	10/15/39	469,979	89,434
Series 3623, Class LI IO	4.500	01/15/25	462,146	51,330
Series 3630, Class BI IO	4.000	05/15/27	299,572	33,539
Series 3794, Class PI IO	4.500	02/15/38	762,842	138,772
Federal National Mortgage Association
Series 2009-109, Class IW IO	4.500	04/25/38	696,793	118,677

8

John Hancock Investment Grade Bond Fund
As of February 28, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government Agency (continued)

Series 2009-50, Class GI IO	5.000	05/25/39	$1,162,481	$185,047
Series 2009-78, Class IB IO	5.000	06/25/39	1,680,352	249,151
Series 2010-14, Class AI IO	4.000	08/25/27	883,141	98,124
Series 2010-3, Class LI IO	5.000	02/25/25	6,181,020	700,223
Series 2010-36, Class BI IO	4.000	03/25/28	893,364	103,703
Series 2010-68, Class CI IO	5.000	11/25/38	952,343	181,190
Series 398, Class C3 IO	4.500	05/25/39	930,507	212,141
Series 401, Class C2 IO	4.500	06/25/39	624,136	127,503
Series 402, Class 3 IO	4.000	11/25/39	700,930	155,995
Series 402, Class 4 IO	4.000	10/25/39	1,231,439	261,970
Series 402, Class 7 IO	4.500	11/25/39	1,165,215	260,818
Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04/20/39	1,246,614	167,424

Asset Backed Securities 3.68%				$5,652,728

(Cost $5,631,675)

Asset Backed Securities 3.68%				5,652,728

Aegis Asset Backed Securities Trust
Series 2004-3, Class A1 (P)	0.620	09/25/34	277,339	247,218
Asset Backed Funding Certificates
Series 2005-HE1, Class M1 (P)	0.680	03/25/35	297,046	261,111
Bayview Financial Acquisition Trust
Series 2006-A, Class 2A3 (P)	0.610	02/28/41	292,070	247,013
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P)(S)	0.502	07/25/36	420,517	364,322
Carrington Mortgage Loan Trust
Series 2006-NC4, Class A5 (P)	0.320	10/25/36	114,695	93,432
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB2, Class M1 (P)	0.700	04/25/36	463,941	430,408
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2 (S)	5.261	04/25/37	500,000	515,000
Hertz Vehicle Financing LLC
Series 2009-2A, Class A2 (S)	5.290	03/25/16	485,000	532,307
Leaf II Receivables Funding LLC
Series 2011-1, Class A (S)	1.700	12/20/18	352,816	343,460
Merrill Lynch Mortgage Investors, Inc.
Series 2005-HE2, Class A2C (P)	0.630	09/25/36	415,000	376,825
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.710	03/25/35	240,000	188,552
Novastar Home Equity Loan
Series 2004-4, Class M3 (P)	1.342	03/25/35	480,000	443,804
Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.890	02/25/35	380,000	347,148
Series 2005-WCH1, Class M2 (P)	0.780	01/25/36	535,000	496,038
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3	4.499	08/25/35	84,589	84,377
Series 2005-2, Class AF4	4.934	08/25/35	420,000	358,306
Residential Asset Securities Corp.
Series 2005-KS4, Class M1 (P)	0.670	05/25/35	345,000	323,407

9

John Hancock Investment Grade Bond Fund
As of February 28, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Capital Preferred Securities 1.41%				$2,161,262

(Cost $2,080,119)

Financials 1.41%				2,161,262

Capital Markets 0.53%
State Street Capital Trust III (8.250% to 03/15/2011, then 3
month LIBOR + 4.990%)	8.250	- (Q)	335,000	335,714
State Street Capital Trust IV(P)	1.301	06/15/37	595,000	482,656

Commercial Banks 0.79%
Allfirst Preferred Capital Trust(P)	1.803	07/15/29	205,000	158,016
Fifth Third Capital Trust IV (6.500% to 04/15/2017 then 3
month LIBOR + 1.368%)	6.500	04/15/37	495,000	482,625
PNC Preferred Funding Trust III (8.700% to 03/15/2013 then
3 month LIBOR + 5.226%)(S)	8.700	- (Q)	530,000	569,151

Insurance 0.09%
Metlife Capital Trust X (9.250% to 04/08/2038 then 3 month
LIBOR + 5.540%)(S)	9.250	04/08/38	110,000	133,100

			Shares	Value

Preferred Securities 0.36%				$557,611

(Cost $483,925)

Energy 0.14%				224,183

Oil, Gas & Consumable Fuels 0.14%
Apache Corp., Series D, 6.000%			3,291	224,183

Financials 0.22%				333,428

Diversified Financial Services 0.22%
Bank of America Corp., Series MER, 8.625%			12,775	333,428

		Maturity	Par value
	Yield*	date		Value

Short-Term Investments 0.59%				$900,000

(Cost $900,000)

Short-Term Securities 0.59%				900,000

Federal Home Loan Bank Discount Notes	0.070%	03/01/11	$900,000	900,000

Total investments (Cost $148,238,936)† 98.79%				$151,688,751

Other assets and liabilities, net 1.21%				$1,857,188

Total net assets 100.00%				$153,545,939

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

IO Interest Only Security - Interest Tranche of Stripped Mortgage Pool

LIBOR London Interbank Offered Rate

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date.

10

John Hancock Investment Grade Bond Fund
As of February 28, 2011 (Unaudited)

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $17,227,962 or 11.24% of the Fund's net assets as of February 28, 2011.

* Yield represents the annualized yield at the date of purchase.

† At February 28, 2011, the aggregate cost of investment securities for federal income tax purposes was $148,501,785. Net unrealized appreciation aggregated $3,186,966, of which $8,355,662 related to appreciated investment securities and $5,168,696 related to depreciated investment securities.

11

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of February 28, 2011, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	02-28-11	Price	Inputs	Inputs

U.S. Government & Agency
Obligations	$56,864,348	—	$56,864,348	—

Corporate Bonds	57,453,112	—	57,453,112	—

Convertible Bonds	956,719	—	956,719	—

Municipal Bonds	1,524,689	—	1,524,689	—

Collateralized Mortgage
Obligations	25,618,282	—	25,057,561	$560,721

Asset Backed Securities	5,652,728	—	5,652,728	—

Capital Preferred Securities	2,161,262	—	2,161,262	—

Preferred Securities	557,611	$557,611	—	—

Short-Term Investments	900,000	—	900,000	—

Total Investments in Securities	$151,688,751	$557,611	$150,570,419	$560,721
Other Financial Instruments:
Futures	$625	$625	—	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the nine month period ended February 28, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

COLLATERALIZED
MORTGAGE OBLIGATIONS
Balance as of 5-31-10	$1,116,442
Realized gain (loss)	268,720
Change in unrealized gain (loss)	(231,485)
Net purchases (sales)	(479,560)

Net transfers in and/out of Level 3	(113,396)
Balance as of 2-28-11	$560,721
Change in unrealized at period end*	$79,660

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees

Stripped securities. Stripped mortgage backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully receive its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the Fund’s initial investment. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

During the nine months ended February 28, 2011, the Fund used futures contracts to mange the duration of the portfolio. The following table summarizes the contracts held at February 28, 2011. During the nine months ended February 28, 2011, the Fund held futures contracts with absolute notional values ranging from $2.6 million to $2.7 million, as measured at each quarter end.

	Number				Unrealized
	of		Expiration	Notional	Appreciation
Open Contracts	Contracts	Position	Date	Value (USD)	(Depreciation)

U.S. Treasury 30-Year Bond Futures	6	Long	Jun 2011	$722,062	$6,545

U.S. Treasury 5-Year Note Futures	16	Short	Jun 2011	(1,871,000)	(5,920)

					$625

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at February 28, 2011 by risk category:

	Financial		Liability
	instruments	Asset Derivatives	Derivatives Fair
Risk	location	Fair Value	Value

Interest rate contracts	Futures	$6,545	($5,920)

Total		$6,545	($5,920)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.

550Q3 2/11
4/11

John Hancock
MUTUAL FUNDS

John Hancock Government Income Fund

QUARTERLY PORTFOLIO HOLDINGS

2.28.2011

John Hancock Government Income Fund
As of February 28, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government & Agency Obligations 77.89%				$274,915,923

(Cost $276,817,298)

U.S. Government 26.46%				93,404,225

Treasury Inflation Protected Securities
Inflation Indexed Note (D)	1.375	01/15/20	7,094,500	7,417,080
Inflation Indexed Note (D)	3.875	04/15/29	1,566,487	2,078,776
U.S. Treasury
Bond	3.500	02/15/39	3,000,000	2,522,343
Bond	4.375	05/15/40	10,000,000	9,801,600
Bond	4.500	08/15/39	5,415,000	5,430,227
Bond	7.875	02/15/21	4,850,000	6,712,701
Note (L)	0.750	12/15/13	11,615,000	11,513,369
Note	1.250	08/31/15	7,885,000	7,660,151
Note	1.250	09/30/15	6,390,000	6,194,306
Note (L)	2.000	01/31/16	16,850,000	16,771,008
Note (L)	2.625	08/15/20	13,000,000	12,215,944
Note	3.625	02/15/21	5,000,000	5,086,720

U.S. Government Agency 51.43%				181,511,698

Federal Agricultural Mortgage Corp.
Gtd. Note Trust 2007-1 (S)	5.125	04/19/17	8,610,000	9,397,255
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru Ctf	4.500	11/01/24	4,067,817	4,261,710
15 Yr Pass Thru Ctf	5.500	10/01/19	521,836	565,669
30 Yr Pass Thru Ctf	4.000	01/01/40	58,887	58,050
30 Yr Pass Thru Ctf	4.000	08/01/40	9,601,355	9,464,961
30 Yr Pass Thru Ctf	4.500	04/01/39	14,104,911	14,418,466
Federal National Mortgage Association
15 Yr Pass Thru Ctf	4.000	01/01/24	7,625,583	7,855,692
15 Yr Pass Thru Ctf	4.000	06/01/24	18,303,265	18,832,706
15 Yr Pass Thru Ctf	4.000	07/01/24	5,786,375	5,953,752
15 Yr Pass Thru Ctf (P)	4.278	05/01/34	5,521,245	5,868,065
15 Yr Pass Thru Ctf	4.500	03/01/26	9,895,000	10,375,924
15 Yr Pass Thru Ctf (P)	4.948	04/01/48	529,952	566,255
15 Yr Pass Thru Ctf	5.000	05/01/23	8,595,629	9,131,449
30 Yr Pass Thru Ctf (P)	3.530	07/01/39	3,277,852	3,413,206
30 Yr Pass Thru Ctf	5.000	11/01/33	7,408,287	7,808,175
30 Yr Pass Thru Ctf	5.000	09/01/40	3,535,434	3,704,175
30 Yr Pass Thru Ctf	5.000	09/01/40	10,381,353	10,876,839
30 Yr Pass Thru Ctf	5.500	09/01/34	11,190,224	12,033,963
30 Yr Pass Thru Ctf	5.500	07/01/36	14,855,007	15,970,426
30 Yr Pass Thru Ctf	5.500	12/01/36	11,422,370	12,247,917
30 Yr Pass Thru Ctf	5.500	06/01/37	5,733,222	6,160,130
30 Yr Pass Thru Ctf	5.500	08/01/37	8,478,969	9,120,930
30 Yr Pass Thru Ctf	6.500	06/01/39	3,033,869	3,395,361
Government National Mortgage Association
15 Yr Pass Thru Ctf	7.500	04/15/13	28,990	30,622

1

John Hancock Government Income Fund
As of February 28, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 0.48%				$1,678,556

(Cost $1,230,103)

Financials 0.48%				1,678,556

Diversified Financial Services 0.48%				1,678,556

Crown Castle Towers LLC (S)	6.113	01/15/20	685,000	743,728
GTP Towers Issuer LLC (S)	4.436	02/15/15	910,000	934,828

Collateralized Mortgage Obligations 16.31%				$57,574,785

(Cost $54,054,704)

Commercial & Residential 9.36%				33,052,878

American Tower Trust
Series 2007-1A, Class C (S)	5.615	04/15/37	1,365,000	1,448,229
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	5.815	12/10/49	2,245,000	2,452,638
GMAC Mortgage Corp Loan Trust
Series 2004-AR2, Class 3A (P)	3.410	08/19/34	1,363,765	1,294,789
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4	5.444	03/10/39	2,094,000	2,237,038
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.763	09/25/35	1,359,925	1,245,286
Harborview Mortgage Loan Trust
Series 2005-11, Class X IO	2.188	08/19/45	5,931,567	272,365
Series 2005-2, Class X IO	2.256	05/19/35	23,799,671	1,295,219
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.217	10/25/36	16,973,120	763,790
Series 2005-AR18, Class 2X IO	1.917	10/25/36	16,690,750	751,084
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	5.875	04/15/45	1,435,000	1,527,711
Series 2007-CB18, Class A4	5.440	06/12/47	2,000,000	2,125,362
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09/15/39	1,770,000	1,853,020
Series 2006-C4, Class A4 (P)	5.883	06/15/38	1,720,000	1,894,872
Series 2007-C2, Class A3	5.430	02/15/40	2,125,000	2,267,798
MLCC Mortgage Investors, Inc.
Series 2006-3, Class 2A1 (P)	5.967	10/25/36	1,474,865	1,378,813
Morgan Stanley Capital I
Series 2007-IQ13, Class A4	5.364	03/15/44	2,025,000	2,113,729
Series 2008-HQ8, Class AM (P)	5.436	03/12/44	1,645,000	1,751,532
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.819	03/25/44	1,323,725	1,240,112
WaMu Mortgage Pass Through Certificates
Series 2004-AR13, Class X IO	1.505	11/25/34	19,847,403	970,673
Series 2005-AR1, Class X IO	1.582	01/25/45	31,111,383	1,393,855
Series 2005-AR12, Class 1A2 (P)	2.722	10/25/35	519,020	508,052
Series 2006-AR4, Class 1A1B (P)	1.263	05/25/46	896,687	550,303
Series 2005-AR13, Class B1 (P)	0.861	10/25/45	1,503,852	264,648
Series 2005-AR6, Class B1 (P)	0.861	04/25/45	1,656,367	277,007
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	5.089	04/25/35	1,224,417	1,174,953

2

John Hancock Government Income Fund
As of February 28, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government Agency 6.95%				$24,521,907

Federal Home Loan Mortgage Corp.
Series 3528, Class AD	4.500	10/15/46	$3,308,620	3,389,275
Series 3581, Class IO	6.000	10/15/39	1,273,340	242,307
Series 3623, Class LI IO	4.500	01/15/25	1,363,312	151,420
Series 3630, Class BI IO	4.000	05/15/27	873,399	97,783
Series 3747, Class HI IO	4.500	07/15/37	6,871,375	1,052,274
Series 3794, Class PI IO	4.500	02/15/38	1,783,266	324,403
Federal National Mortgage Association
Series 1993-225, Class TK	6.500	12/25/23	4,183,788	4,591,829
Series 2009-109, Class IW IO	4.500	04/25/38	1,871,701	318,785
Series 2009-47, Class EI IO	5.000	08/25/19	1,775,823	190,348
Series 2009-50, Class GI IO	5.000	05/25/39	3,276,768	521,606
Series 2009-78, Class IB IO	5.000	06/25/39	4,461,790	661,563
Series 2010-14, Class AI IO	4.000	08/25/27	2,466,129	274,008
Series 2010-25, Class NI IO	5.000	03/25/25	6,362,382	711,620
Series 2010-3, Class LI IO	5.000	02/25/25	16,874,294	1,911,621
Series 2010-36, Class BI IO	4.000	03/25/28	2,612,985	303,320
Series 2010-68, Class CI IO	5.000	11/25/38	2,251,845	428,429
Series 398, Class C3 IO	4.500	05/25/39	2,626,863	598,883
Series 401, Class C2 IO	4.500	06/25/39	1,801,595	368,044
Series 402, Class 3 IO	4.000	11/25/39	1,979,096	440,457
Series 402, Class 4 IO	4.000	10/25/39	3,478,303	739,958
Series 402, Class 7 IO	4.500	11/25/39	3,033,720	679,059
Government National Mortgage Association
Series 2009-45, Class DA	4.500	06/20/39	5,843,398	6,119,093
Series 2010-78, Class AI IO	4.500	04/20/39	3,021,684	405,822

Asset Backed Securities 3.32%				$11,723,433

(Cost $10,951,651)

Asset Backed Securities 3.32%				11,723,433

Aegis Asset Backed Securities Trust
Series 2004-3, Class A1 (P)	0.621	09/25/34	667,622	595,112
Asset Backed Funding Certificates
Series 2005-HE1, Class M1 (P)	0.681	03/25/35	665,958	585,395
Bayview Financial Acquisition Trust
Series 2006-A, Class 2A3 (P)	0.610	02/28/41	823,107	696,128
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P)(S)	0.501	07/25/36	958,778	830,654
Carrington Mortgage Loan Trust
Series 2006-NC4, Class A5 (P)	0.321	10/25/36	376,634	306,810
Countrywide Asset-Backed Certificates
Series 2006-3, Class 2A2 (P)	0.441	06/25/36	1,535,399	1,345,470
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2 (S)	5.261	04/25/37	1,600,000	1,648,000
Hertz Vehicle Financing LLC
Series 2009-2A, Class A2 (S)	5.290	03/25/16	1,380,000	1,514,605
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.711	03/25/35	547,000	429,741
Novastar Home Equity Loan
Series 2004-4, Class M3 (P)	1.341	03/25/35	1,155,000	1,067,903
Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.891	02/25/35	890,000	813,057
Series 2005-WCH1, Class M2 (P)	0.781	01/25/36	1,210,000	1,121,879

3

John Hancock Government Income Fund
As of February 28, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Asset Backed Securities (continued)

Residential Asset Securities Corp.
Series 2005-KS4, Class M1 (P)	0.671	05/25/35	820,000	768,679

	Yield (%)		Shares	Value

Securities Lending Collateral 4.86%				$17,140,881

(Cost $17,141,026)

John Hancock Collateral Investment Trust (W)	0.2855(Y)		1,712,821	17,140,881

		Maturity	Par value
	Yield* (%)	date		Value

Short-Term Investments 1.73%				6,100,000

(Cost $6,100,000)

Federal Home Loan Bank Discount Notes	0.070	03-01-11	6,100,000	6,100,000

Total investments (Cost $366,294,782)† 104.59%				$369,133,578

Other assets and liabilities, net (4.59%)				($16,190,811)

Total net assets 100.00%				$352,942,767

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

IO Interest Only Security - Interest Tranche of Stripped Mortgage Pool

(D) Principal amount of security is adjusted for inflation.

(L) All or a portion of this security is on loan as of 2-28-11.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 2-28-11.

* Yield represents the annualized yield at the date of purchase.

† At 2-28-11, the aggregate cost of investment securities for federal income tax purposes was $366,679,350. Net unrealized appreciation aggregated $2,454,228, of which $9,144,105 related to appreciated investment securities and $6,689,877 related to depreciated investment securities.

4

John Hancock Government Income Fund
As of February 28, 2011 (Unaudited)

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of February 28, 2011, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	02/28/11	Price	Inputs	Inputs

U.S. Government & Agency Obligations	$274,915,923	—	$274,915,923	—

Corporate Bonds	1,678,556	—	1,678,556	—

Collateralized Mortgage Obligations	57,574,785	—	56,059,911	$1,514,874

Asset Backed Securities	11,723,433	—	11,723,433	—

Securities Lending Collateral	17,140,881	$17,140,881	—	—

Short-Term Investments	6,100,000	—	6,100,000	—

Total investments in Securities	$369,133,578	$17,140,881	$350,477,823	$1,514,874
Other Financial Instruments
Futures	$45,474	$45,474	—	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the nine month period ended February 28, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

COLLATERALIZED
MORTGAGE OBLIGATIONS
Balance as of 5-31-10	$2,793,572
Realized gain (loss)	830,168
Change in unrealized gain (loss)	(741,502)

Net purchases (sales)	(1,367,364)
Net transfers in and/out of Level 3	—

Balance as of 2-28-11	$1,514,874
Change in unrealized at period end*	$219,731

*Change in unrealized appreiciation (depreciation) attributable to Level 3 securities held at the period end.

5

John Hancock Government Income Fund
As of February 28, 2011 (Unaudited)

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Stripped securities. Stripped mortgage backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully receive its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the Fund’s initial investment. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

During the nine months ended February 28, 2011, the Fund used futures contracts to manage the duration of the portfolio. The following table summarizes the contracts held at February 28, 2011. During the nine months ended February 28, 2011, the Fund held futures contracts with absolute notional values ranging from $13.5 million to $14.6 million, as measured at each quarter end.

				Notional	Unrealized
	Number of		Expiration	Value	Appreciation
Open Contracts	Contracts	Position	Date	(USD)	(Depreciation)

U.S. Treasury 30-Year Bond Futures	60	Long	Jun 2011	$7,220,625	$65,455
U.S. Treasury 5-Year Note Futures	54	Short	Jun 2011	(6,314,625)	(19,981)

					$45,474

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at February 28, 2011 by risk category:

	Financial
	instruments	Asset Derivatives Fair	Liability Derivatives
Risk	location	Value	Fair Value

Interest rate contracts	Futures	$65,455	($19,981)

Total		$65,455	($19,981)

6

John Hancock Government Income Fund
As of February 28, 2011 (Unaudited)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

7

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Government Income Fund.

560Q3 2/11
4/11

John Hancock

MUTUAL FUNDS

John Hancock High Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

2.28.2011

John Hancock High Yield Fund
As of February 28, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 41.39%				$471,940,893

(Cost $561,232,841)

Consumer Discretionary 26.14%				298,073,008

Auto Components 4.54%
Allison Transmission, Inc.(S)	11.000	11/01/15	$3,595,000	3,909,563
Allison Transmission, Inc., PIK(S)	11.250	11/01/15	27,549,400	30,028,846
Exide Technologies(S)	8.625	02/01/18	16,710,000	17,817,038

Hotels, Restaurants & Leisure 15.85%
FDR Management LLC	16.000	05/31/12	5,878,773	4,624,755
Fontainebleau Las Vegas Holdings LLC(H)(S)	10.250	06/15/15	22,920,000	114,600
Fontainebleau Las Vegas Holdings LLC, PIK(H)	12.500	06/01/22	14,575,170	0
Greektown Superholdings, Inc.(V)	13.000	07/01/15	37,938,000	43,059,629
Indianapolis Downs LLC & Capital Corp., PIK(H)(S)	15.500	11/01/13	726,488	159,827
Little Traverse Bay Bands of Odawa Indians(S)	9.000	08/31/20	11,391,000	10,251,900
Majestic Holdco LLC(H)(S)	12.500	10/15/11	10,000,000	1,000
Majestic Star Casino LLC(H)	9.750	01/15/12	8,675,000	1,886,813
Majestic Star Casino LLC(H)	9.500	12/31/49	37,627,000	20,083,411
Mashantucket Western Pequot Tribe(H)(S)	5.912	09/01/21	1,470,000	667,321
Mashantucket Western Pequot Tribe, Series A(H)(S)	8.500	11/15/15	42,590,000	4,259,000
Mohegan Tribal Gaming Authority(S)	11.500	11/01/17	6,945,000	7,031,813
Mohegan Tribal Gaming Authority	8.000	04/01/12	6,360,000	5,453,700
Mohegan Tribal Gaming Authority	7.125	08/15/14	15,425,000	11,298,813
Mohegan Tribal Gaming Authority	6.875	02/15/15	5,700,000	4,146,750
Mohegan Tribal Gaming Authority	6.125	02/15/13	15,655,000	13,658,988
MTR Gaming Group, Inc.	12.625	07/15/14	15,570,000	16,582,050
MTR Gaming Group, Inc., Series B	9.000	06/01/12	32,435,000	30,083,462
Revel AC, Inc. PIK(S)	12.000	03/15/18	6,684,000	6,483,480
Waterford Gaming LLC(S)	8.625	09/15/14	1,837,000	858,798

Household Durables 0.54%
Beazer Homes USA, Inc.(S)	9.125	05/15/19	5,965,000	6,151,406

Media 5.21%
Adelphia Communications Corp., Escrow Certificates(I)	10.250	11/01/49	2,990,000	45,149
Adelphia Communications Corp., Escrow Certificates(I)	9.875	03/01/49	5,985,000	90,374
Canadian Satellite Radio Holdings, Inc.	12.750	02/15/14	15,100,000	15,326,500
Canadian Satellite Radio Holdings, Inc.(CAD)(D)	8.000	09/10/14	6,400,000	5,449,525
Canadian Satellite Radio Holdings, Inc.	1.500	02/14/16	952,926	831,225
Canadian Satellite Radio Holdings, Inc.	0.180	09/14/14	837,775	918,449
CCH II LLC/CCH II Capital Corp.	13.500	11/30/16	7,813,683	9,464,324
Clear Channel Communications, Inc.(S)	9.000	03/01/21	2,505,000	2,545,706
Clear Channel Communications, Inc., PIK	11.000	08/01/16	25,889,012	24,788,729
SuperMedia, Inc., Escrow Certificates(I)	8.000	11/15/16	68,145,000	1
Young Broadcasting, Inc.(H)	10.000	03/01/11	6,306,000	63

Consumer Staples 0.04%				481,000

Personal Products 0.00%
Global Health Sciences, Inc.(H)	11.000	05/01/08	3,175,000	0

Tobacco 0.04%
North Atlantic Holding Company, Inc.	12.250	03/01/14	1,300,000	481,000

Energy 0.34%				3,888,280

Oil, Gas & Consumable Fuels 0.34%
Dominion Petroleum Acquisitions(R)	8.500	10/01/11	3,741,080	3,888,280

1

John Hancock High Yield Fund
As of February 28, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials 3.47%				$39,526,166

Diversified Financial Services 1.49%
Dunkin Finance Corp.(S)	9.625	12/01/18	$12,140,000	12,291,750
Marina District Finance Company, Inc.(S)	9.500	10/15/15	1,320,000	1,376,100
Nationstar Mortgage/Nationstar Capital Corp.(S)	10.875	04/01/15	3,195,000	3,290,850

Insurance 0.45%
MBIA Insurance Corp. (14.00% to 01/15/2013, then 3 month
LIBOR + 11.26%)(S)	14.000	01/15/33	8,135,000	5,125,050

Real Estate Management & Development 1.53%
Realogy Corp.(S)	13.375	04/15/18	2,355,000	2,290,238
Realogy Corp.(S)	12.000	04/15/17	11,863,092	12,574,878
Realogy Corp.(S)	11.500	04/15/17	2,420,000	2,577,300

Industrials 5.26%				59,987,762

Aerospace & Defense 1.06%
Colt Defense LLC/Colt Finance Corp.(S)	8.750	11/15/17	15,215,000	12,095,925

Airlines 2.64%
American Airlines, Inc.(S)	10.320	07/30/14	3,639,209	3,602,817
American Airlines, Inc.	10.190	05/26/16	4,211,000	4,137,308
American Airlines, Inc.	8.080	09/11/11	116,487	118,380
GOL Finance(S)	8.750	— (Q)	14,970,000	14,670,600
KLM Royal Dutch Airlines NV (2.125% to 02/12/2015, coupon
reset every 10 years by company)(CHF)(D)	2.125	12/29/49	1,680,000	710,623
Northwest Airlines, Inc., Escrow Certificates(I)	10.000	02/01/49	7,250,000	5,075
Northwest Airlines, Inc., Escrow Certificates(I)	9.875	03/15/37	43,785,000	30,650
Northwest Airlines, Inc., Escrow Certificates(I)	8.875	06/01/49	28,886,000	20,220
Northwest Airlines, Inc., Escrow Certificates(I)	8.700	03/15/49	15,806,000	11,064
Northwest Airlines, Inc., Escrow Certificates(I)	7.875	12/31/49	1,915,000	1,341
Northwest Airlines, Inc., Escrow Certificates(I)	7.625	11/15/23	45,535,000	56,919
Northwest Airlines, Inc., Escrow Certificates(I)	6.625	05/15/23	15,437,000	19,142
Northwest Airlines, Inc., Escrow Certificates(I)	—	01/16/17	15,890,000	2
US Airways Group, Inc.	6.820	01/30/14	7,296,879	6,731,371
US Airways Group, Inc. (H)	11.200	03/31/11	606,056	0

Building Products 0.03%
USG Corp.(S)	9.750	08/01/14	310,000	337,125

Commercial Services & Supplies 0.42%
MSX International, Inc.(S)	12.500	04/01/12	4,230,000	3,637,800
Quebecor World, Inc., Escrow Certificates(I)	9.750	01/15/49	10,410,000	520,500
Quebecor World, Inc., Escrow Certificates(I)	6.500	08/01/49	1,850,000	92,500
Quebecor World, Inc., Escrow Certificates(I)	6.125	11/15/13	9,970,000	498,500
Quebecor World, Inc., Escrow Certificates(I)	4.875	11/15/49	1,210,000	60,500

Road & Rail 1.11%
Western Express, Inc.(S)	12.500	04/15/15	13,020,000	12,629,400

Information Technology 0.24%				2,673,209

Internet Software & Services 0.24%
Friendfinder Networks, Inc.(S)	14.000	09/30/13	2,521,895	2,673,209

Materials 5.54%				63,178,400

Chemicals 2.25%
American Pacific Corp.	9.000	02/01/15	25,565,000	25,117,613
Applied Extrusion Technologies, Inc.(L)(S)	12.000	03/15/12	536,364	537,705

2

John Hancock High Yield Fund
As of February 28, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Materials (continued)

Metals & Mining 2.07%
LTV Corp.(H)	11.750	11/15/09	$9,700,000	$970
Rain CII Carbon LLC(S)	8.000	12/01/18	22,120,000	23,613,100

Paper & Forest Products 1.22%
APP Finance II Mauritius, Ltd.(H)	12.000	— (Q)	7,500,000	750
Indah Kiat Finance Mauritius, Ltd.(H)	10.000	07/01/07	6,000,000	180,000
Indah Kiat International Finance Company, Series C(H)	12.500	06/15/06	2,500,000	150,000
NewPage Corp.	11.375	12/31/14	4,145,000	4,134,638
NewPage Holding Corp., PIK	7.450	11/01/13	3,060,000	328,950
PE Paper Escrow GmbH(S)	12.000	08/01/14	1,170,000	1,351,350
Pope & Talbot, Inc.(H)	8.375	06/01/13	7,011,000	701
Sappi Papier Holding AG(S)	7.500	06/15/32	7,655,000	6,909,648
Tjiwi Kimia Finance Mauritius, Ltd.(H)	13.250	08/01/01	5,250,000	157,500
Tjiwi Kimia Finance Mauritius, Ltd.(H)	10.000	08/01/04	1,500,000	45,000
Verso Paper Holdings LLC/Verso Paper, Inc.	11.500	07/01/14	590,000	650,475

Telecommunication Services 0.36%				4,133,068

Diversified Telecommunication Services 0.28%
Muzak LLC, PIK	15.000	07/31/14	4,029,603	3,208,571

Wireless Telecommunication Services 0.08%
Grupo Iusacell SA de CV(H)(S)	10.000	12/31/13	3,081,656	924,497

Utilities 0.00%				0

Independent Power Producers & Energy Traders 0.00%
Mirant Corp.(H)	7.625	05/01/16	10,500,000	0

Capital Preferred Securities 0.00%				$5

(Cost $5,030,000)

Financials 0.00%				5

Insurance 0.00%
SIG Capital Trust I(I)	9.500	08/15/27	5,000,000	5

Convertible Bonds 18.47%				$210,635,210

(Cost $178,607,866)

Consumer Discretionary 10.07%				114,796,278

Auto Components 0.21%
Exide Technologies	Zero	09/18/13	2,490,000	2,395,380

Automobiles 3.44%
Ford Motor Company	4.250	11/15/16	21,470,000	39,236,424

Media 5.99%
XM Satellite Radio, Inc.(S)	7.000	12/01/14	50,425,000	68,325,874

Multiline Retail 0.43%
Saks, Inc.(S)	7.500	12/01/13	2,080,000	4,838,600

Consumer Staples 0.11%				1,275,650

Tobacco 0.11%
Alliance One International, Inc.	5.500	07/15/14	1,240,000	1,275,650

3

John Hancock High Yield Fund
As of February 28, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials 1.71%				$19,548,869

Capital Markets 0.96%
Janus Capital Group, Inc.	3.250	07/15/14	$8,985,000	10,972,931

Thrifts & Mortgage Finance 0.75%
The PMI Group, Inc.	4.500	04/15/20	10,555,000	8,575,938

Industrials 6.05%				69,000,500

Airlines 6.05%
AMR Corp.	6.250	10/15/14	17,900,000	19,354,375
UAL Corp.	6.000	10/15/29	14,250,000	41,948,437
UAL Corp.	4.500	06/30/21	1,000,000	1,028,800
US Airways Group, Inc.	7.250	05/15/14	3,170,000	6,668,888

Information Technology 0.49%				5,539,169

Internet Software & Services 0.49%
Equinix, Inc.	4.750	06/15/16	4,265,000	5,539,169

Materials 0.04%				474,744

Paper & Forest Products 0.04%
Timberwest Forest Corp., PIK(CAD)(D)	9.000	02/11/14	307,471	474,744

Municipal Bonds 0.18%				$2,041,600

(Cost $2,000,000)

Texas 0.18%				2,041,600

Dallas-Fort Worth Texas International
Airport Facility Improvement Corp.	9.125	05/01/29	2,000,000	2,041,600

Term Loans (M) 7.46%				$84,992,403

(Cost $83,042,134)

Consumer Discretionary 4.62%				52,704,330

Hotels, Restaurants & Leisure 1.72%
East Valley Tourist Development Authority	12.000	08/06/12	3,104,885	2,592,579
Harrah's Operating Company, Inc.	3.303	01/28/15	18,410,000	17,055,558

Media 2.90%
Revel Entertainment LLC	9.000	02/16/18	21,000,000	20,986,875
RH Donnelley, Inc.	9.000	10/24/14	2,819,244	2,181,390
SuperMedia, Inc.	11.000	12/31/15	1,039,850	677,636
The Star Tribune Company	8.000	09/28/14	1,240,579	1,175,449
The Star Tribune Company	8.000	09/29/14	1,102,737	1,044,843
Vertis, Inc.	12.000	12/31/15	6,990,000	6,990,000

Consumer Staples 0.26%				2,962,338

Food & Staples Retailing 0.26%
Great Atlantic & Pacific Tea Company	8.750	06/15/12	2,911,389	2,962,338

Financials 0.12%				1,316,741

Real Estate Management & Development 0.12%
Realogy Corp.	13.500	10/15/17	1,195,000	1,316,741

4

John Hancock High Yield Fund
As of February 28, 2011 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Industrials 1.84%				$20,908,838

Airlines 1.84%
US Airways Group, Inc.	2.762	03/21/14	$22,718,182	20,908,838

Telecommunication Services 0.62%				7,100,156

Diversified Telecommunication Services 0.62%
Muzak Holdings LLC	12.750	02/01/14	6,960,937	7,100,156

Collateralized Mortgage Obligations 0.27%				$3,095,717

(Cost $2,808,972)

Commercial & Residential 0.27%				3,095,717

Harborview Mortgage Loan Trust
Series 2007-3, Class ES IO	0.349	05/19/47	169,480,290	1,110,096
Series 2007-4, Class ES IO	0.350	07/19/47	203,163,933	1,099,117
Series 2007-6, Class ES IO (S)	0.342	08/19/37	140,714,920	886,504

			Shares	Value

Common Stocks 21.15%				$241,183,662

(Cost $352,434,894)

Consumer Discretionary 11.54%				131,579,839

Auto Components 2.60%
Lear Corp.			280,563	29,683,565

Hotels, Restaurants & Leisure 0.32%
FDR Management LLC			1,632	57,577
Fontainebleau Resorts LLC, Class A (I)			249,211	0
Greektown Superholdings, Inc. (I)(V)			18,486	1,826,787
Trump Entertainment Resorts, Inc. (I)			382,151	1,719,680

Media 8.62%
Canadian Satellite Radio Holdings, Inc. (I)			1,340,531	4,760,261
Canadian Satellite Radio Holdings, Inc., Class A (I)			602,071	2,137,970
Charter Communications, Inc., Class A (I)			935,600	42,822,411
Citadel Broadcasting Corp., Class B (I)			102,119	3,548,635
Comcast Corp., Special Class A			261,272	6,354,135
Dex One Corp. (I)			61,621	324,743
Granite Broadcasting Corp. (I)			11,688	1
Sirius XM Radio, Inc. (I)			16,526,120	29,912,277
SuperMedia, Inc. (I)			59,234	498,750
The Star Tribune Company (I)			43,011	892,478
Vertis Holdings, Inc. (I)			357,027	7,040,569

Energy 0.60%				6,836,419

Oil, Gas & Consumable Fuels 0.60%
Dominion Petroleum, Ltd., GDR (I)			56,630,246	6,009,551
Po Valley Energy, Ltd. (I)			3,100,000	826,868

Industrials 7.01%				79,948,078

Airlines 6.67%
Air France-KLM, ADR (I)			174,118	2,846,829
Delta Air Lines, Inc. (I)			6,105,287	68,623,425
Global Aviation Holdings, Inc. (I)			87,000	1,900,950

5

John Hancock High Yield Fund
As of February 28, 2011 (Unaudited)

	Shares	Value

Industrials (continued)

Pinnacle Airlines Corp. (I)	439,100	$2,656,555

Commercial Services & Supplies 0.34%
Kaiser Group Holdings, Inc. (I)	81,949	2,376,521
Quad/Graphics, Inc. (I)	35,555	1,543,798

Machinery 0.00%
Glasstech, Inc., Class B (I)	4,430	0
Glasstech, Inc., Class C (I)	10	0

Materials 2.00%		22,819,326

Chemicals 0.19%
American Pacific Corp. (I)	200,500	1,207,010
Applied Extrusion Technologies, Inc., Class A (I)(L)	51,082	939,249

Containers & Packaging 1.11%
Smurfit-Stone Container Corp. (I)	330,136	12,690,428

Paper & Forest Products 0.70%
AbitibiBowater, Inc. (I)	248,398	6,952,660
APP China Group, Ltd. (I)	37,717	565,755
Tembec, Inc. (I)	88,508	464,224

Telecommunication Services 0.00%		0

Diversified Telecommunication Services 0.00%
Muzak Holdings LLC (I)	228,295	0

Preferred Securities 7.10%		$80,966,292

(Cost $68,850,866)

Consumer Discretionary 2.37%		27,019,201

Hotels, Restaurants & Leisure 1.37%
Greektown Superholdings, Inc., Series A (I)(V)	158,092	15,622,651

Media 1.00%
Xanadoo, Series C, 6.500% (I)	345,350	11,396,550

Financials 1.34%		15,221,290

Diversified Financial Services 0.09%
2010 Swift Mandatory Common Exchange Security Trust, 6.000%	76,856	1,052,543

Insurance 0.27%
Hartford Financial Services Group, Inc., Series F, 7.250%	110,975	3,070,678

Real Estate Investment Trusts 0.98%
iStar Financial, Inc., Series E, 7.875%	100,000	2,123,000
iStar Financial, Inc., Series F, 7.800%	229,165	4,810,173
iStar Financial, Inc., Series G, 7.650%	199,182	4,164,896

6

John Hancock High Yield Fund
As of February 28, 2011 (Unaudited)

		Shares	Value

Industrials 3.35%			$38,225,801

Airlines 3.23%
Continental Airlines Finance Trust II, 6.000%		979,002	36,896,137
Northwest Airlines, Inc. (I)		143,381	3,129

Machinery 0.12%
Glasstech, Inc., Series A (I)		144	143,613
Glasstech, Inc., Series B (I)		4,475	1,182,922
Glasstech, Inc., Series C (I)		11	0

Telecommunication Services 0.04%			500,000

Diversified Telecommunication Services 0.04%
Muzak Holdings LLC, PIK (I)		2,000,000	500,000

Stapled UnitsΔ 0.19%			$2,170,794

(Cost $2,946,150)

Materials 0.19%			2,170,794

Paper & Forest Products 0.19%
Timberwest Forest Corp.		455,515	2,170,794

Warrants 2.31%			$26,289,702

(Cost $27,080,687)

Charter Communications, Inc., Class A (Expiration Date: 11/30/2014; Strike Price:
$46.86) (I)		76,057	893,670
Charter Communications, Inc., Class A (Expiration Date: 11/30/2014; Strike Price:
$51.28) (I)		5,586	50,274
Citadel Broadcasting Corp. (Expiration Date: 06/03/2030; Strike Price: $0.001) (I)		153,438	5,331,971
Granite Broadcasting Corp., Class A (Expiration Date: 06/04/2012; Strike Price:
$32.37) (I)		29,220	3
Greektown Superholdings, Inc. (A)(I)(V)		202,511	20,012,137
Katanga Mining Ltd. (Expiration Date: 11/20/2011; Strike Price: CAD 8.50) (I)		80,000	1,647
Planet Hollywood International, Inc. (A)(I)		2,816	0
The Star Tribune Company (Expiration Date: 09/28/2013; Strike Price $151.23) (I)		15,943	0

Other Investments 0.00%			$0

(Cost $215,000)

Casinos & Gaming 0.00%			0

Gabrielino-Tongva Execution Investment (I)		125,000	0
Gabrielino-Tongva Gaming Machine Revenue (I)		90,000	0

	Yield (%)	Shares	Value

Securities Lending Collateral 0.01%			$126,569

(Cost $126,475)

John Hancock Collateral Investment Trust (W)	0.2855 (Y)	12,648	126,569

7

John Hancock High Yield Fund
As of February 28, 2011 (Unaudited)

		Maturity	Par value
	Yield*	date		Value

Short-Term Investments 0.97%				$11,060,528

(Cost $11,060,528)

Repurchase Agreement with State Street Corp. dated 2-28-
11 at 0.010% to be repurchased at $30,528 on 3-1-11,
collateralized by $35,000 U.S. Treasury Note, 1.375% due
5-15-13 (valued at $35,457, including interest), and
$135,000 Federal National Mortgage Association, 0.875%
due 12-28-12 (valued at $135,000, including interest).			$160,528	160,528
Federal Home Loan Bank Discount Notes	0.070	03-01-11	10,900,000	10,900,000

Total investments (Cost $1,295,436,413)† 99.50%				$1,134,503,375

Other assets and liabilities, net 0.50%				$5,650,424

Total net assets 100.00%				$1,140,153,799

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

CAD Canadian Dollar

CHF Swiss Franc

ADR American Depositary Receipts

GDR Global Depositary Receipt

IO Interest Only Security - Interest Tranche of Stripped Mortgage Pool

LIBOR London Interbank Offered Rate

PIK Payment-in-kind

(A) Strike price and/or expiration date not available

(D) Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 2-28-11.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(Q) Perpetual bonds have no stated maturity date.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

					Value as a	Value as of
	Acquisition	Acquisition	Beginning par	Ending par	percentage of
Issuer, description	date	cost	amount	amount	Fund’s net assets	2-28-11
Dominion Petroleum	3-25-08	$3,547,894	$3,473,965	$3,741,080	0.34%	$3,888,280
Acquisitions
Bought: $267,115

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $286,840,618 or 25.16% the Fund's net assets as of 2-28-11.

8

John Hancock High Yield Fund
As of February 28, 2011 (Unaudited)

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on these securities refer to the Notes to the Schedule of Investments.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 2-28-11.

Δ A Stapled Unit is a security that combines the common shares and a fixed income component in a single security.

* Yield represents the annualized yield at the date of purchase.

† At 2-28-11, the aggregate cost of investment securities for federal income tax purposes was $1,300,805,623. Net unrealized depreciation aggregated $166,302,248, of which $156,114,840 related to appreciated investment securities and $322,417,088 related to depreciated investment securities.

9

John Hancock High Yield Fund
As of February 28, 2011 (Unaudited)

Notes to the Schedule of Investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of February 28, 2011, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	02-28-11	Price	Inputs	Inputs

Corporate Bonds	$471,940,893	—	$436,910,086	$35,030,807

Capital Preferred Securities	5	—	—	5

Convertible Bonds	210,635,210	—	210,635,210	—

Municipal Bonds	2,041,600	—	2,041,600	—

Term Loans	84,992,403	—	84,992,403	—

Collateralized Mortgage
Obligations	3,095,717	—	1,985,621	1,110,096

Common Stocks	241,183,662	$215,855,563	10,385,054	14,943,045

Preferred Securities	80,966,292	14,168,747	38,448,680	28,348,865

Stapled Units	2,170,794	2,170,794	—	—

Warrants	26,289,702	6,277,565	—	20,012,137

Other Investments	—	—	—	—

Securities Lending Collateral	126,569	126,569	—	—

Short-Term Investments	11,060,528	—	11,060,528	—

Total Investments in Securities	$1,134,503,375	$238,599,238	$796,459,182	$99,444,955

Other Financial Instruments:
Forward Foreign Currency Contracts	$(362,540)	—	$(362,540)	—
Credit Default Swaps	$(3,665,141)	—	$(3,665,141)	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the nine month period ended February 28, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

10

John Hancock High Yield Fund
As of February 28, 2011 (Unaudited)

					COLLAT-
		CONVER-		CAPITAL	ERALIZED
	CORPORATE	TIBLE	TERM	PREFERRED	MORTGAGE	COMMON	PREFERRED
	BONDS	BONDS	LOANS	SECURITIES	OBLIGATIONS	STOCKS	SECURITIES	WARRANTS	TOTALS
Balance as of 5-31-10	$22,806,470	$33,582,087	$7,329,287	$5	$1,046,299	$3,737,741	$12,394,741	—	$80,896,630
Accrued discount/premiums	2,285,144	—	(490)	—	989	—	—	—	2,285,643
Realized gain (loss)	(17,797,371)	—	—	—	(6,629,636)	(8,004,867)	—	—	(32,431,874)
Change in unrealized appreciation
(depreci-ation)	18,134,540	—	(43)	—	6,853,292	1,947,277	144,924	($783,926)	26,296,064
Net purchases (sales)	10,136,210	—	533	—	(160,848)	17,262,894	15,809,200	20,796,063	63,844,052
Net transfers in and/out of Level 3	(534,186)	($33,582,087)	($7,329,287)	—	—	—	—	—	(41,445,560)
Balance as of 2-28-11	$35,030,807	—	—	$5	$1,110,096	$14,943,045	$28,348,865	$20,012,137	$99,444,955
Change in unrealized at period end*	$1,831,649	—	($43)	—	$225,845	($6,057,590)	$144,924	($783,926)	$4,639,141
Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their closing net asset values each day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. and foreign fixed-income securities rated below investment grade. Investments in high yield securities involve greater degrees of credit and market risk than investments in higher rated securities and tend to be more sensitive to market conditions. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During years of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

11

John Hancock High Yield Fund
As of February 28, 2011 (Unaudited)

Payment-in-kind bonds. The Fund may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The Fund accrues income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the Fund may need to sell other investments to make distributions.

Stripped securities. Stripped mortgage backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully receive its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the nine months ended February 28, 2011, the Fund used forward foreign currency contracts to manage against changes in anticipated currency exchange rates. The following table summarizes the contracts held at February 28, 2011. During the nine months ended February 28, 2011, the Fund held forward foreign currency contracts with USD notional absolute values ranging from $11.8 million to $28.2 million, as measured at each quarter end

	PRINCIPAL	PRINCIPAL
	AMOUNT	AMOUNT
	COVERED BY	COVERED BY		SETTLEMENT	UNREALIZED
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	DEPRECIATION

Sells

AUD	837,000	$822,018	Bank of Montreal	3/31/2011	($27,134)
CAD	12,982,445	13,104,447	Toronto Dominion Bank	3/31/2011	(250,448)
GBP	2,280,000	3,620,640	Royal Bank of Scotland PLC	3/31/2011	(84,958)

		$17,547,105			($362,540)

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
GBP	Pound Sterling

12

John Hancock High Yield Fund
As of February 28, 2011 (Unaudited)

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. The Fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the Fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

Implied credit spreads are utilized in determining the market value of CDS agreements in which the Fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit rating and an increased risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as the Seller could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement.

The Fund used CDS as a Seller of protection during the nine months ended February 28, 2011 to take a long position in the exposure of the benchmark credit (Sell). The following table summarizes the credit default swap contracts the Fund held as of February 28, 2011 where the Fund acted as a Seller of protection. During the nine months ended February 28, 2011, the Fund acted as Seller on credit default swap contracts with total USD notional amounts ranging from $17.0 million to $41.0 million, as measured at each quarter end.

(PAY)/
		IMPLIED			RECEIVED		UNAMORTIZED	UNREALIZED
COUNTER-	REFERENCE	CREDIT	NOTIONAL	CUR-	FIXED	MATURITY	UPFRONT	APPRECIATION	MARKET
PARTY	OBLIGATION	SPREAD	AMOUNT	RENCY	RATE	DATE	PAYMENT	(DEPRECIATION)	VALUE

Texas
Morgan	Competitive
Stanley	Electric
Capital	Holdings
Services	Company
Inc.	LLC	19.46%	$10,000,000	USD	4.60%	Jun 2013	-	($2,493,702)	($2,493,702)
Texas
Morgan	Competitive
Stanley	Electric
Capital	Holdings
Services	Company
Inc.	LLC	19.46%	5,000,000	USD	5.85%	Jun 2013	-	(1,125,804)	(1,125,804)
Lehman
Brothers
Special
Financing
Inc.	AMR Corp.	6.18%	2,000,000	USD	5.00%	Mar 2013	($142,772)	97,137	(45,635)
Total			$17,000,000				($142,772)	($3,522,369)	($3,665,141)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at February 28, 2011 by risk category:

13

John Hancock High Yield Fund
As of February 28, 2011 (Unaudited)

	FINANCIAL	ASSET	LIABILITY
	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LOCATION	FAIR VALUE	FAIR VALUE

Foreign exchange	Forward foreign	-	($362,540)
contracts	currency contracts

Credit contracts	Credit default swaps	-	(3,665,141))

Total		-	($4,027,681)

Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended February 28, 2011 is set forth below:

	Beginning	Ending	Realized
	share/Par	share/Par	gain	Dividend
Affiliate	amount	amount	(loss)	income	Ending value

Greektown Superholdings, Inc, Corporate Bond
Bought: $37,938,000 Sold: None	-	$37,938,000	-	-	$43,059,629
Greektown Superholdings, Inc, Common
Bought: 18,486 Sold: None	-	18,486	-	-	$1,826,787
Greektown Superholdings, Inc, Preferred
Bought: 158,092 Sold: None	-	158,092	-	-	$15,622,651
Greektown Superholdings, Inc, Warrants
Bought: 202,511 Sold: None	-	202,511	-	-	$20,012,137

For additional information on the Fund’s significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

14

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock High Yield Fund.

570Q3 2/11
4/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: April 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: April 19, 2011

By: /s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: April 19, 2011